Form N-1A Supplement	Oct. 31, 2025
Yoke Core ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Yoke Core ETF (YOKE)
(the “Fund”)
October 31, 2025
Supplement to the
Summary Prospectus dated February 10, 2025

Effective November 1, 2025, the following information replaces the section of the Summary Prospectus entitled “Fees and Expenses of the Fund”: